Financing Activities (Tables)	12 Months Ended
Dec. 31, 2016
AEP Common Stock

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Dividend Payment Restrictions

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Lines of Credit and Short-term Debt

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.

Comparative Accounts Receivable Information

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

Customer Accounts Receivable Managed Portfolio

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

Appalachian Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

Dividend Payment Restrictions

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Indiana Michigan Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

Dividend Payment Restrictions

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Ohio Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

Dividend Payment Restrictions

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Public Service Co Of Oklahoma [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

Dividend Payment Restrictions

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Southwestern Electric Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

Dividend Payment Restrictions

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

Nonutility Money Pool Activity

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, Minimum and Average Interest Rates for Funds Borrowed from and Loaned to the Nonutility Money Pool

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8